CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 28,998	$ 21,393
Adjustments to reconcile net income to net cash provided by operating activitiesw:
Depreciation and amortization	6,625	5,453
Share-based compensation	87,603	63,166
Amortization of discount and accretion of interest on marketable securities	(95)	0
Changes in operating assets and liabilities:
Accounts receivable, net	(10,392)	(1,691)
Prepaid expenses and other assets	(26,757)	(15,199)
Accounts payable	6,224	21,668
Accrued expenses and other liabilities	24,098	2,710
Deferred revenue	62,503	50,249
Net cash provided by operating activities	178,807	147,749
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(9,571)	(5,964)
Capitalized software development costs	(1,703)	(1,070)
Purchase of marketable securities	(10,049)	0
Net cash used in investing activities	(21,323)	(7,034)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options and employee share purchase plan	26,501	19,324
Receipt (repayment)of tax advance relating to exercises of share options and RSUs, net	(5,072)	14,075
Net cash provided by financing activities	21,429	33,399
INCREASE IN CASH, AND CASH EQUIVALENTS	178,913	174,114
CASH AND CASH EQUIVALENTS - Beginning of period	1,411,602	1,116,128
CASH AND CASH EQUIVALENTS - End of period	1,590,515	1,290,242
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash purchases of property and equipment	0	212
Capitalized share-based compensation costs	1,055	648
Right-of-use asset recognized with corresponding lease liability	$ 27,111	$ 8,753